Exhibit 99.1

Nissan Auto Receivables 2008-C Owner Trust
Monthly Servicer's Certificate
for the month of March 2009

Collection Period	Mar-09	30/360 Days	30
Distribution Date	15-Apr-09	Actual/360 Days	30

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		628,278,834.97	577,914,960.48	559,230,842.88	0.890100
Total Securities		628,278,834.97	577,914,960.48	559,230,842.88	0.890100
Class A-1 Notes	3.03725%	124,000,000.00	73,636,125.51	54,952,007.91	0.443161
Class A-2 Notes	4.05625%	185,000,000.00	185,000,000.00	185,000,000.00	1.000000
Class A-3a Notes	5.93000%	77,000,000.00	77,000,000.00	77,000,000.00	1.000000
Class A-3b Notes	4.55625%	80,000,000.00	80,000,000.00	80,000,000.00	1.000000
Class A-4 Notes	6.65000%	134,000,000.00	134,000,000.00	134,000,000.00	1.000000
Certificates	0.00000%	28,278,834.97	28,278,834.97	28,278,834.97	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	18,684,117.60	186,376.10	150.6783677	1.5030331
Class A-2 Notes	0.00	625,338.54	-	3.3802083
Class A-3a Notes	0.00	380,508.33	-	4.9416666
Class A-3b Notes	0.00	303,750.00	-	3.7968750
Class A-4 Notes	0.00	742,583.33	-	5.5416666
Certificates	0.00	0.00	-	-
Total Securities	18,684,117.60	2,238,556.30

I. COLLECTIONS

Interest:
Interest Collections		2,291,435.85
Repurchased Loan Proceeds Related to Interest		2,626.58
Total Interest Collections		2,294,062.43

Principal:
Principal Collections		18,222,757.50
Repurchased Loan Proceeds Related to Principal		461,360.10
Total Principal Collections		18,684,117.60

Recoveries of Defaulted Receivables		0.00
Investment Earnings on Yield Supplement Account		17,981.48
Release from the Yield Supplement Account		1,844,401.61
Servicer Advances		0.00
Interest Rate Swap Receipts		0.00

Total Collections		22,840,563.12

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Pool Balance - Beginning of Period	32,348	577,914,960.48
Total Principal Collections		18,684,117.60
Principal Amount of Gross Losses		0.00
	32,001	559,230,842.88

III. DISTRIBUTIONS

Total Collections		22,840,563.12
Reserve Account Draw		0.00
Total Available for Distribution		22,840,563.12

1. Interest Rate Swap Payments		347,015.63

Exhibit 99.1

Nissan Auto Receivables 2008-C Owner Trust
Monthly Servicer's Certificate
for the month of March 2009

2. Reimbursement of Advance	0.00

3. Servicing Fee:
Servicing Fee Due	481,595.80
Servicing Fee Paid	481,595.80
Servicing Fee Shortfall	0.00

4. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	186,376.10

Class A-1 Notes Monthly Interest Paid	186,376.10
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	625,338.54

Class A-2 Notes Monthly Interest Paid	625,338.54
Change in Class A-2 Notes Interest Carryover Shortfall	0.00

Class A-3a Notes Monthly Interest
Class A-3a Notes Interest Carryover Shortfall	0.00
Class A-3a Notes Interest on Interest Carryover Shortfall	0.00
Class A-3a Notes Monthly Interest Distributable Amount	380,508.33

Class A-3a Notes Monthly Interest Paid	380,508.33
Change in Class A-3a Notes Interest Carryover Shortfall	0.00

Class A-3b Notes Monthly Interest
Class A-3b Notes Interest Carryover Shortfall	0.00
Class A-3b Notes Interest on Interest Carryover Shortfall	0.00
Class A-3b Notes Monthly Interest Distributable Amount	303,750.00

Class A-3b Notes Monthly Interest Paid	303,750.00
Change in Class A-3b Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	742,583.33

Class A-4 Notes Monthly Interest Paid	742,583.33
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Total Note Monthly Interest
Total Note Monthly Interest Due	2,238,556.30
Total Note Monthly Interest Paid	2,238,556.30
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00

Total Available for Principal Distribution	19,773,395.39

5. Total Monthly Principal Paid on the Notes	18,684,117.60

Total Noteholders' Principal Carryover Shortfall	0.00
Total Noteholders' Principal Distributable Amount	18,684,117.60
Change in Total Noteholders' Principal Carryover Shortfall	0.00

Exhibit 99.1

Nissan Auto Receivables 2008-C Owner Trust
Monthly Servicer's Certificate
for the month of March 2009

6. Total Monthly Principal Paid on the Certificates		0.00

Total Certificateholders' Principal Carryover Shortfall		0.00
Total Certificateholders' Principal Distributable Amount		0.00
Change in Total Certificateholders' Principal Carryover Shortfall		0.00

Remaining Available Collections		1,089,277.79
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Seller		1,089,277.79

IV. YIELD SUPPLEMENT ACCOUNT

Beginning Yield Supplement Account Balance		36,210,689.17
Release to Collection Account		1,844,401.61
Ending Yield Supplement Account Balance		34,366,287.56

V. RESERVE ACCOUNT

Initial Reserve Account Amount		1,570,697.09
Required Reserve Account Amount		1,570,697.09
Beginning Reserve Account Balance		1,570,697.09
Ending Reserve Account Balance		1,570,697.09

Required Reserve Account Amount for Next Period		1,570,697.09

VI. POOL STATISTICS

Weighted Average Coupon		4.76%
Weighted Average Remaining Maturity		47.10

Principal Recoveries of Defaulted Receivables		0.00
Principal on Defaulted Receivables		0.00
Pool Balance at Beginning of Collection Period		577,914,960.48
Net Loss Ratio		0.00%

Net Loss Ratio for Second Preceding Collection Period		0.00%
Net Loss Ratio for Preceding Collection Period		0.00%
Net Loss Ratio for Current Collection Period		0.00%
Average Net Loss Ratio		0.00%

Cumulative Net Losses for all Periods		0.00

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	2,442,215.40	120
61-90 Days Delinquent	667,591.71	32
91-120 Days Delinquent	103,448.04	7
Total Delinquent Receivables:	3,213,255.15	159
60+ Days Delinquencies as Percentage of Receivables	0.14%	0.12%

Delinquency Ratio for Second Preceding Collection Period		0.00%
Delinquency Ratio for Preceding Collection Period		0.06%
Delinquency Ratio for Current Collection Period		0.12%
Average Delinquency Ratio		0.06%

Exhibit 99.1

Nissan Auto Receivables 2008-C Owner Trust
Monthly Servicer's Certificate
for the month of March 2009

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap
Termination Payments, if any, due to the currency Swap Counterparty
under the currency Swap Agreement.	No

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

3. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	No

4. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	No

5. Has there been an issuance of notes or other securities backed by the
Receivables?	No

6. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	No